Schedule of Investments(a)
March 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.36%
Advertising–0.55%
Trade Desk, Inc. (The), Class A(b)	55,866	$3,402,798
Aerospace & Defense–1.68%
Airbus SE (France)	31,048	4,159,385
Lockheed Martin Corp.(c)	13,004	6,147,381
		10,306,766
Agricultural & Farm Machinery–1.24%
Deere & Co.(c)	18,476	7,628,371
Aluminum–0.62%
Alcoa Corp.	88,921	3,784,478
Application Software–6.41%
HubSpot, Inc.(b)	15,514	6,651,628
Intuit, Inc.	21,551	9,608,082
salesforce.com, inc.(b)	37,732	7,538,099
Synopsys, Inc.(b)(c)	20,351	7,860,574
Workday, Inc., Class A(b)(c)	37,291	7,702,083
		39,360,466
Asset Management & Custody Banks–1.27%
KKR & Co., Inc., Class A	149,019	7,826,478
Automobile Manufacturers–1.13%
General Motors Co.(c)	74,342	2,726,865
Tesla, Inc.(b)	20,192	4,189,032
		6,915,897
Automotive Retail–0.92%
O’Reilly Automotive, Inc.(b)	6,692	5,681,374
Biotechnology–1.84%
BioMarin Pharmaceutical, Inc.(b)	49,604	4,823,493
Regeneron Pharmaceuticals, Inc.(b)	7,885	6,478,868
		11,302,361
Broadline Retail–7.28%
Amazon.com, Inc.(b)	359,713	37,154,756
JD.com, Inc., ADR (China)(c)	67,501	2,962,619
MercadoLibre, Inc. (Brazil)(b)	3,511	4,627,708
		44,745,083
Cargo Ground Transportation–0.61%
Knight-Swift Transportation Holdings, Inc.	65,810	3,723,530
Casinos & Gaming–1.36%
Las Vegas Sands Corp.(b)(c)	145,942	8,384,368
Construction Machinery & Heavy Transportation Equipment– 0.42%
Caterpillar, Inc.	11,346	2,596,419
Consumer Electronics–0.80%
Sony Group Corp. (Japan)	54,200	4,927,551
Consumer Staples Merchandise Retail–1.06%
Target Corp.	39,312	6,511,246
Shares		Value
Copper–0.38%
Freeport-McMoRan, Inc.	56,684	$2,318,942
Diversified Support Services–0.49%
Cintas Corp.(c)	6,548	3,029,629
Electrical Components & Equipment–0.47%
Rockwell Automation, Inc.(c)	9,868	2,895,765
Electronic Equipment & Instruments–1.40%
Teledyne Technologies, Inc.(b)(c)	19,172	8,576,786
Environmental & Facilities Services–0.76%
Republic Services, Inc.	34,376	4,648,323
Financial Exchanges & Data–1.18%
S&P Global, Inc.	21,091	7,271,544
Food Distributors–0.98%
US Foods Holding Corp.(b)	162,293	5,995,103
Health Care Equipment–3.74%
Boston Scientific Corp.(b)	30,874	1,544,626
DexCom, Inc.(b)	70,039	8,137,131
Intuitive Surgical, Inc.(b)	33,112	8,459,123
Stryker Corp.(c)	16,992	4,850,706
		22,991,586
Home Improvement Retail–0.78%
Lowe’s Cos., Inc.	24,019	4,803,079
Hotels, Resorts & Cruise Lines–1.16%
Booking Holdings, Inc.(b)	2,677	7,100,502
Industrial Machinery & Supplies & Components–0.40%
Parker-Hannifin Corp.(c)	7,367	2,476,122
Integrated Oil & Gas–0.66%
Suncor Energy, Inc. (Canada)	130,688	4,057,862
Interactive Home Entertainment–1.98%
Nintendo Co. Ltd. (Japan)	156,000	6,047,414
Take-Two Interactive Software, Inc.(b)(c)	51,351	6,126,174
		12,173,588
Interactive Media & Services–8.13%
Alphabet, Inc., Class A(b)	318,787	33,067,775
Meta Platforms, Inc., Class A(b)	66,133	14,016,228
Pinterest, Inc., Class A(b)	105,558	2,878,567
		49,962,570
Internet Services & Infrastructure–1.24%
MongoDB, Inc.(b)(c)	23,772	5,541,729
Snowflake, Inc., Class A(b)(c)	13,445	2,074,429
		7,616,158
Life Sciences Tools & Services–2.92%
Mettler-Toledo International, Inc.(b)(c)	4,337	6,636,521
Thermo Fisher Scientific, Inc.	11,457	6,603,471
West Pharmaceutical Services, Inc.	13,524	4,685,660
		17,925,652

See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Franchise Fund

Shares		Value
Managed Health Care–0.97%
UnitedHealth Group, Inc.	12,612	$5,960,305
Movies & Entertainment–1.27%
Netflix, Inc.(b)	22,537	7,786,083
Oil & Gas Equipment & Services–0.80%
Schlumberger N.V.	99,599	4,890,311
Oil & Gas Exploration & Production–0.18%
ConocoPhillips	11,149	1,106,092
Passenger Ground Transportation–0.67%
Uber Technologies, Inc.(b)(c)	130,560	4,138,752
Pharmaceuticals–3.75%
Bayer AG (Germany)	303,444	19,328,179
Eli Lilly and Co.	10,749	3,691,422
		23,019,601
Property & Casualty Insurance–0.79%
Progressive Corp. (The)(c)	34,067	4,873,625
Semiconductor Materials & Equipment–0.55%
ASML Holding N.V., New York Shares (Netherlands)	4,993	3,398,785
Semiconductors–10.96%
Advanced Micro Devices, Inc.(b)	145,891	14,298,777
Broadcom, Inc.	7,631	4,895,592
First Solar, Inc.(b)	9,810	2,133,675
Monolithic Power Systems, Inc.(c)	19,588	9,804,577
NVIDIA Corp.	130,348	36,206,764
		67,339,385
Soft Drinks & Non-alcoholic Beverages–1.37%
Monster Beverage Corp.(b)	156,472	8,451,053
Systems Software–11.29%
Microsoft Corp.	207,614	59,855,116
ServiceNow, Inc.(b)	20,439	9,498,412
		69,353,528
Technology Hardware, Storage & Peripherals–6.53%
Apple, Inc.(c)	243,450	40,144,905
Shares		Value
Telecom Tower REITs–0.16%
Crown Castle, Inc.	7,540	$1,009,154
Trading Companies & Distributors–1.11%
Fastenal Co.	60,582	3,267,793
United Rentals, Inc.	9,009	3,565,402
		6,833,195
Transaction & Payment Processing Services–4.89%
Visa, Inc., Class A(c)	133,166	30,023,606
Wireless Telecommunication Services–0.21%
T-Mobile US, Inc.(b)	8,921	1,292,118
Total Common Stocks & Other Equity Interests (Cost $399,544,394)		610,560,895
Money Market Funds–1.73%
Invesco Government & Agency Portfolio, Institutional Class, 4.73%(d)(e)	3,724,619	3,724,619
Invesco Liquid Assets Portfolio, Institutional Class, 4.84%(d)(e)	2,654,396	2,654,927
Invesco Treasury Portfolio, Institutional Class, 4.72%(d)(e)	4,256,707	4,256,707
Total Money Market Funds (Cost $10,636,378)		10,636,253
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.09% (Cost $410,180,772)		621,197,148
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–16.08%
Invesco Private Government Fund, 4.78%(d)(e)(f)	28,873,492	28,873,492
Invesco Private Prime Fund, 4.98%(d)(e)(f)	69,909,125	69,909,125
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $98,790,676)		98,782,617
TOTAL INVESTMENTS IN SECURITIES–117.17% (Cost $508,971,448)		719,979,765
OTHER ASSETS LESS LIABILITIES—(17.17)%		(105,488,562)
NET ASSETS–100.00%		$614,491,203
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Franchise Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,623,993	$10,578,811	$(11,478,185)	$-	$-	$3,724,619	$32,978
Invesco Liquid Assets Portfolio, Institutional Class	3,297,746	7,556,294	(8,198,705)	(210)	(198)	2,654,927	21,522
Invesco Treasury Portfolio, Institutional Class	5,284,563	12,090,070	(13,117,926)	-	-	4,256,707	34,438
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	27,699,594	134,311,729	(133,137,831)	-	-	28,873,492	275,231*
Invesco Private Prime Fund	71,227,527	282,097,784	(283,396,966)	(10,962)	(8,258)	69,909,125	735,938*
Total	$112,133,423	$446,634,688	$(449,329,613)	$(11,172)	$(8,456)	$109,418,870	$1,100,107

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Franchise Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$576,098,366	$34,462,529	$—	$610,560,895
Money Market Funds	10,636,253	98,782,617	—	109,418,870
Total Investments	$586,734,619	$133,245,146	$—	$719,979,765
Invesco V.I. American Franchise Fund